S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares
No Redemption [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10.00
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	2.47
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.53
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 66,503,425	[1],[2]
No Redemption [Member] | Historical Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(665,090)	[1],[2]
No Redemption [Member] | Reclassification of Mezzanine Equity to Permanent Equity [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	70,703,700	[1],[2]
No Redemption [Member] | Cash Paid to Redeeming Public Shareholders [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value		[1],[2]
No Redemption [Member] | Deferred Underwriting Fee (5% of Trust Balance After Redemptions) [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(3,535,185)	[1],[2],[3]
No Redemption [Member] | SPAC Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	88,281,000	[1]
No Redemption [Member] | SPAC Public Shareholder Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	6,900,000
No Redemption [Member] | Company Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	273,665,920	[4]
No Redemption [Member] | Transaction Consideration Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	25,000,000
No Redemption [Member] | Total Valuation Based on Offering Price of the Securities in IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	361,946,920
No Redemption [Member] | Total Shares Outstanding Post Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 36,194,692
Redemption at 100 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10.00
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	10.70
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (0.70)
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ (1,355,090)	[5]
Redemption at 100 Percent of Maximum [Member] | Historical Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(665,090)	[5]
Redemption at 100 Percent of Maximum [Member] | Reclassification of Mezzanine Equity to Permanent Equity [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	70,703,700	[5]
Redemption at 100 Percent of Maximum [Member] | Cash Paid to Redeeming Public Shareholders [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(70,703,700)	[5]
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Fee (5% of Trust Balance After Redemptions) [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(690,000)	[3],[5]
Redemption at 100 Percent of Maximum [Member] | SPAC Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	19,281,000	[1]
Redemption at 100 Percent of Maximum [Member] | SPAC Public Shareholder Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value
Redemption at 100 Percent of Maximum [Member] | Company Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	270,110,710	[4]
Redemption at 100 Percent of Maximum [Member] | Transaction Consideration Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	25,000,000
Redemption at 100 Percent of Maximum [Member] | Total Valuation Based on Offering Price of the Securities in IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	289,391,710
Redemption at 100 Percent of Maximum [Member] | Total Shares Outstanding Post Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 28,939,171
Redemption at 25 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10.00
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	3.00
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.00
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 49,711,296	[4],[6]
Redemption at 25 Percent of Maximum [Member] | Historical Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(665,090)	[4],[6]
Redemption at 25 Percent of Maximum [Member] | Reclassification of Mezzanine Equity to Permanent Equity [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	70,703,700	[4],[6]
Redemption at 25 Percent of Maximum [Member] | Cash Paid to Redeeming Public Shareholders [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(17,675,925)	[4],[6]
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Fee (5% of Trust Balance After Redemptions) [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(2,651,389)	[3],[4],[6]
Redemption at 25 Percent of Maximum [Member] | SPAC Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	71,031,000	[1]
Redemption at 25 Percent of Maximum [Member] | SPAC Public Shareholder Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	5,175,000
Redemption at 25 Percent of Maximum [Member] | Company Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	272,777,120	[4]
Redemption at 25 Percent of Maximum [Member] | Transaction Consideration Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	25,000,000
Redemption at 25 Percent of Maximum [Member] | Total Valuation Based on Offering Price of the Securities in IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	343,808,120
Redemption at 25 Percent of Maximum [Member] | Total Shares Outstanding Post Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 34,380,812
Redemption at 50 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10.00
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	3.88
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 6.12
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 32,919,168	[7]
Redemption at 50 Percent of Maximum [Member] | Historical Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(665,090)	[7]
Redemption at 50 Percent of Maximum [Member] | Reclassification of Mezzanine Equity to Permanent Equity [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	70,703,700	[7]
Redemption at 50 Percent of Maximum [Member] | Cash Paid to Redeeming Public Shareholders [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(35,351,850)	[7]
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Fee (5% of Trust Balance After Redemptions) [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(1,767,593)	[3],[7]
Redemption at 50 Percent of Maximum [Member] | SPAC Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	53,781,000	[1]
Redemption at 50 Percent of Maximum [Member] | SPAC Public Shareholder Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	3,450,000
Redemption at 50 Percent of Maximum [Member] | Company Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	271,888,320	[4]
Redemption at 50 Percent of Maximum [Member] | Transaction Consideration Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	25,000,000
Redemption at 50 Percent of Maximum [Member] | Total Valuation Based on Offering Price of the Securities in IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	325,669,320
Redemption at 50 Percent of Maximum [Member] | Total Shares Outstanding Post Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 32,566,932
Redemption at 75 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10.00
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	5.59
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.41
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 16,127,039	[8]
Redemption at 75 Percent of Maximum [Member] | Historical Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(665,090)	[8]
Redemption at 75 Percent of Maximum [Member] | Reclassification of Mezzanine Equity to Permanent Equity [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	70,703,700	[8]
Redemption at 75 Percent of Maximum [Member] | Cash Paid to Redeeming Public Shareholders [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(53,027,775)	[8]
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Fee (5% of Trust Balance After Redemptions) [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	(883,796)	[3],[8]
Redemption at 75 Percent of Maximum [Member] | SPAC Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	36,531,000	[1]
Redemption at 75 Percent of Maximum [Member] | SPAC Public Shareholder Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	1,725,000
Redemption at 75 Percent of Maximum [Member] | Company Ordinary Shares Valuation Based on Offering Price of the Securities in the IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	270,999,510	[4]
Redemption at 75 Percent of Maximum [Member] | Transaction Consideration Shares Outstanding Post-Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	25,000,000
Redemption at 75 Percent of Maximum [Member] | Total Valuation Based on Offering Price of the Securities in IPO [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	307,530,510
Redemption at 75 Percent of Maximum [Member] | Total Shares Outstanding Post Closing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value	$ 30,753,051

[1]	Include: (i) 6,900,000 Public Shares, (ii) 80,000 Insider Shares, (iii) 1,645,000 Insider Shares held by the Sponsor and (iv) 203,100 Private Placement Shares.
[2]	Reclassification of shares subject to redemption assumes that no Public Shareholders exercise their redemption rights with respect to their SPAC Ordinary Shares for a pro rata share of the funds in the Trust Account.
[3]	The underwriting fee of 5.0% of the trust balance remaining after redemptions is deducted from trust proceeds.
[4]	Company Ordinary Shares valuation is calculated based on the 25,000,000 Transaction Consideration Shares and 2,366,592 ARC Advisory Shares issued in connection with the Business Combination, each valued at $10.00 per share. The number of ARC Advisory Shares varies across redemption scenarios because such shares are required to constitute 4.9% of the total fully diluted post-Closing ownership. The ARC Advisory Shares will consist of 2,366,592 PubCo Class A Ordinary Shares, assuming no Redemptions of Public Shares; 2,277,712 PubCo Class A Ordinary Shares, assuming 25% Redemptions of Public Shares; 2,188,832 PubCo Class A Ordinary Shares, assuming 50% Redemptions of Public Shares; 2,099,951 PubCo Class A Ordinary Shares, assuming 75% Redemptions of Public Shares; and 2,011,071 PubCo Class A Ordinary Shares, assuming maximum Redemptions of Public Shares.
[5]	Assumes that all Public Shareholders, holding 6,900,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $70,703,700 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account.
[6]	Assumes that 25% of Public Shareholders, holding 1,725,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $17,675,925 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $53,027,775 is reclassified to equity.
[7]	Assumes that 50% of Public Shareholders, holding 3,450,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $35,351,850 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $35,351,850 is reclassified to equity.
[8]	Assumes that 75% of Public Shareholders, holding 5,175,000 SPAC Ordinary Shares, exercise their redemption rights for an aggregate payment of approximately $53,027,775 (based on the estimated per-share Redemption Price of approximately $10.25 per share) from the Trust Account. The remaining amount held in the Trust Account of approximately $17,675,925 is reclassified to equity.